Income Taxes - Summary of Income/(Loss) Before Income Taxes (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Income Tax Disclosure [Abstract]
Domestic operations	₨ 61,995	$ 952	₨ (28,504)	₨ (56,881)
Foreign operations	(1,337,106)	(20,536)	(270,732)	(1,270,214)
Loss before income tax	₨ (1,275,111)	$ (19,584)	₨ (299,236)	₨ (1,327,095)